LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.86%
INVESTMENT COMPANIES–96.86%
Equity Funds–49.81%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	110,064	$ 4,974,343
LVIP SSGA Large Cap 100 Fund	1,105,143	15,812,383
LVIP SSGA Mid-Cap Index Fund	878,661	12,665,023
LVIP SSGA Nasdaq-100 Index Fund	218,073	2,335,774
LVIP SSGA S&P 500 Index Fund	1,883,446	54,041,727
LVIP SSGA Small-Cap Index Fund	326,165	11,943,512
LVIP T. Rowe Price Growth Stock Fund	175,370	10,703,348
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	132,556	4,204,413
		116,680,523
Fixed Income Funds–17.90%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	795,217	8,192,327
LVIP Delaware Bond Fund	967,806	12,407,276
LVIP Delaware Diversified Floating Rate Fund	58,250	572,770
LVIP SSGA Bond Index Fund	774,587	8,412,785
LVIP Western Asset Core Bond Fund	1,310,722	12,340,443
		41,925,601
Global Equity Fund–1.52%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	372,159	3,561,935
		3,561,935
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–27.63%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	298,203	$ 4,476,024
LVIP MFS International Growth Fund	627,837	13,033,264
LVIP Mondrian International Value Fund	579,880	9,318,666
LVIP SSGA Developed International 150 Fund	602,133	4,945,321
LVIP SSGA Emerging Markets 100 Fund	162,605	1,411,899
LVIP SSGA Emerging Markets Equity Index Fund	721,772	8,287,392
LVIP SSGA International Index Fund	2,227,511	23,266,354
		64,738,920
Total Affiliated Investments (Cost $199,990,707)		226,906,979

UNAFFILIATED INVESTMENT–2.91%
INVESTMENT COMPANY–2.91%
Money Market Fund–2.91%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	6,801,019	6,801,019
Total Unaffiliated Investment (Cost $6,801,019)		6,801,019

TOTAL INVESTMENTS–99.77% (Cost $206,791,726)	233,707,998
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	549,703
NET ASSETS APPLICABLE TO 20,903,998 SHARES OUTSTANDING–100.00%	$234,257,701

✧✧ Standard Class shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	Australian Dollar	$74,965	$74,991	6/13/22	$—	$(26)
3	British Pound	246,206	247,115	6/13/22	—	(909)
5	Euro	693,688	692,466	6/13/22	1,221	—
3	Japanese Yen	308,906	308,159	6/13/22	748	—
					1,969	(935)
Equity Contracts:
8	E-mini MSCI Emerging Markets Index	450,200	448,441	6/17/22	1,759	—
4	E-mini Russell 2000 Index	413,280	414,818	6/17/22	—	(1,538)
13	E-mini S&P 500 Index	2,944,988	2,939,785	6/17/22	5,203	—
4	E-mini S&P MidCap 400 Index	1,075,680	1,078,523	6/17/22	—	(2,843)
19	Euro STOXX 50 Index	803,547	800,185	6/17/22	3,362	—
3	FTSE 100 Index	295,019	293,572	6/17/22	1,448	—
2	OMXS 30 Index	44,350	44,729	4/13/22	—	(379)
1	SPI 200 Index	139,913	138,193	6/16/22	1,720	—
2	TOPIX Index	319,780	322,904	6/9/22	—	(3,124)
					13,492	(7,884)
Total Futures Contracts					$15,461	$(8,819)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$226,906,979	$—	$—	$226,906,979
Unaffiliated Investment Company	6,801,019	—	—	6,801,019
Total Investments	$233,707,998	$—	$—	$233,707,998
Derivatives:
Assets:
Futures Contracts	$15,461	$—	$—	$15,461
Liabilities:
Futures Contracts	$(8,819)	$—	$—	$(8,819)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–3

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Number of Shares 03/31/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.86%@
Equity Funds-49.81%@
✧✧LVIP Delaware Mid Cap Value Fund	$4,975,724	$244,733	$156,374	$(5,014)	$(84,726)	$4,974,343	110,064	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	16,168,452	543,046	521,709	(96,281)	(281,125)	15,812,383	1,105,143	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	13,039,283	683,283	408,817	(31,643)	(617,083)	12,665,023	878,661	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,425,423	200,229	74,330	(9,996)	(205,552)	2,335,774	218,073	—	—
✧✧LVIP SSGA S&P 500 Index Fund	56,949,715	1,867,907	2,134,115	(119,267)	(2,522,513)	54,041,727	1,883,446	—	—
✧✧LVIP SSGA Small-Cap Index Fund	13,142,803	436,952	636,393	(82,494)	(917,356)	11,943,512	326,165	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	10,040,649	2,635,288	347,261	(89,183)	(1,536,145)	10,703,348	175,370	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,953,907	882,184	132,910	(37,482)	(461,286)	4,204,413	132,556	—	—
Fixed Income Funds-17.90%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	8,457,954	282,405	523,328	(38,414)	13,710	8,192,327	795,217	—	—
✧✧LVIP Delaware Bond Fund	13,379,077	444,587	565,691	(78,378)	(772,319)	12,407,276	967,806	—	—
✧✧‡LVIP Delaware Diversified Floating Rate Fund	—	585,440	10,544	(73)	(2,053)	572,770	58,250	—	—
✧✧LVIP SSGA Bond Index Fund	9,067,053	300,963	418,432	(43,609)	(493,190)	8,412,785	774,587	—	—
✧✧LVIP Western Asset Core Bond Fund	13,415,302	444,586	489,353	(62,395)	(967,697)	12,340,443	1,310,722	—	—
Global Equity Fund-1.52%@
✧✧LVIP BlackRock Global Real Estate Fund	3,713,418	128,457	111,496	(16,389)	(152,055)	3,561,935	372,159	—	—
International Equity Funds-27.63%@
✧✧LVIP Loomis Sayles Global Growth Fund	4,590,801	466,260	148,661	(27,799)	(404,577)	4,476,024	298,203	—	—
✧✧LVIP MFS International Growth Fund	13,166,832	1,411,297	421,470	(68,624)	(1,054,771)	13,033,264	627,837	—	—
✧✧LVIP Mondrian International Value Fund	9,695,177	342,301	484,207	(20,167)	(214,438)	9,318,666	579,880	—	—
✧✧LVIP SSGA Developed International 150 Fund	5,423,773	181,546	656,809	(24,896)	21,707	4,945,321	602,133	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	1,793,766	55,343	445,277	(6,986)	15,053	1,411,899	162,605	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	11,695,305	350,571	3,059,346	(163,244)	(535,894)	8,287,392	721,772	—	—
LVIP Global Aggressive Growth Allocation Managed Risk Fund–4

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Number of Shares 03/31/22	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$24,902,030	$871,655	$777,755	$(91,055)	$(1,638,521)	$23,266,354	2,227,511	$—	$—
Total	$239,996,444	$13,359,033	$12,524,278	$(1,113,389)	$(12,810,831)	$226,906,979		$—	$—

@ As a percentage of Net Assets as of March 31, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–5